Regulatory Matters (Narrative) (Detail) $ in Millions				1 Months Ended								3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 01, 2019 USD ($)	Sep. 01, 2019 USD ($)	Jun. 01, 2019 USD ($)	Mar. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	May 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2015 USD ($) Building	Nov. 30, 2013 kV mi	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Public Utilities General Disclosures [Line Items]
Asset impairment pre tax charge												$ 312	$ 134	$ 1,147	$ 135
Virginia Regulation
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement			$ (254)
Utah Commission
Public Utilities General Disclosures [Line Items]
Percentage of earned return					9.05%
Authorized return percentage					9.85%
Return of equity percentage					10.50%
Utah Commission | Scenario Forecast | Annual Base Fuel Revenues
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement				$ 19
DETI
Public Utilities General Disclosures [Line Items]
Disallowance of costs of property, plant and equipment													129
Disallowance of costs of property, plant and equipment, net of tax													94
DETI | Federal Energy Regulatory Commission | Supply Header Project
Public Utilities General Disclosures [Line Items]
Asset impairment pre tax charge												13
Asset impairment after tax charge						$ 10						10		10
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Regulatory liabilities one time bill credit reduction amount													$ 13
Asset impairment pre tax charge												197		743
Virginia Electric and Power Company | Virginia Regulation
Public Utilities General Disclosures [Line Items]
Proposed annual revenue reduction amount														171
Interim rate reduction amount					$ 125
Annual revenue reduction amount								$ 183
Estimated annual revenue reduction on one-time customer credit								132
Proposed revenue requirement recovered balance			$ 107				$ 124
Increase (decrease) in revenue requirement							(192)
Virginia Electric and Power Company | Virginia Regulation | Surry Switching Station Transmission Line
Public Utilities General Disclosures [Line Items]
Length of transmission line (miles) | mi											7
Capacity of transmission line (kV) | kV											500
Virginia Electric and Power Company | Virginia Regulation | Transmission Line from Skiffes Creek Switching Station to Wheaton Substation
Public Utilities General Disclosures [Line Items]
Length of transmission line (miles) | mi											20
Capacity of transmission line (kV) | kV											230
Virginia Electric and Power Company | Virginia Regulation | Rider T1
Public Utilities General Disclosures [Line Items]
Proposed revenue requirement		$ 446					1,500
Increase (decrease) in revenue requirement							271
Proposed revenue requirement							920
Virginia Electric and Power Company | Virginia Regulation | Rider T1 | Transmission Component Of Base Rates
Public Utilities General Disclosures [Line Items]
Proposed revenue requirement							474
Virginia Electric and Power Company | Virginia Regulation | Solar Development Project | Rider US-4 | Operating Segments
Public Utilities General Disclosures [Line Items]
Proposed revenue requirement					$ 9
Virginia Electric and Power Company | South Carolina Regulation
Public Utilities General Disclosures [Line Items]
Total estimated capital investment						146						$ 146		$ 146
DESC | South Carolina Regulation
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement						7
Proposed revenue requirement						$ 437
East Ohio | Ohio Regulation | Percentage Of Income Payment Plan Rider
Public Utilities General Disclosures [Line Items]
Refund of over-recovery of accumulated arrearages							12
Recovery of projected deferred program costs							$ 8
East Ohio | Ohio Regulation | UEX Rider
Public Utilities General Disclosures [Line Items]
Elimination of over-recovered balance of accumulated bad debt expense								$ 3
East Ohio | Ohio Regulation | Scenario Forecast | UEX Rider
Public Utilities General Disclosures [Line Items]
Recovery of prospective net bad debt expense																	$ 15
Hope Gas, Inc. | West Virginia Regulation | PREP
Public Utilities General Disclosures [Line Items]
Amount of cost recovery	$ 10
Hope Gas, Inc. | West Virginia Regulation | Scenario Forecast | PREP
Public Utilities General Disclosures [Line Items]
Projected capital investment																$ 39		$ 29
Cove Point | West Virginia Regulation | PREP
Public Utilities General Disclosures [Line Items]
Amount of cost recovery																			$ 30
Cove Point | Federal Energy Regulatory Commission
Public Utilities General Disclosures [Line Items]
Public utilities expected cost to acquire productive assets										$ 150
Public utilities number of binding precedent agreements for project facilities | Building										2
Estimated Cost of project									$ 45
Asset impairment pre tax charge									37
Asset impairment after tax charge									$ 28										$ 28